INCOME TAXES - Income Tax component in statement of financial position (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
INCOME TAXES
Income taxes payable	€ 784	€ 1,318
Deferred income tax liabilities	€ 1,243	€ 1,415